THE TRAVELERS INSURANCE COMPANY
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                     TRAVELERS LIFE & ANNUITY ACCESS ANNUITY
                 TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY

                        Supplement dated January 3, 2006

             To the Prospectuses dated May 2, 2005 (as supplemented)



The Travelers Insurance Company and The Travelers Life and Annuity Company (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable Subaccounts ("Existing Funds") and substitute new Subaccounts ("Replacement Funds") as shown below. To the extent that a Replacement Fund is not currently available as a Subaccount under your Contract, such Replacement Fund will be added as a Subaccount on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers for BOTH Contracts listed above are:


EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER

------------------------------------------------------------          -----------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO                 ->       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
(Class B)                                                             (Class B)

Alliance Capital Management, L.P.                                     T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
DELAWARE VIP REIT SERIES                                     ->       NEUBERGER BERMAN REAL ESTATE PORTFOLIO
(Standard Class)                                                      (Class A)


Delaware Management Company                                           Neuberger Berman Management, Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO                        ->       MFS(R) TOTAL RETURN PORTFOLIO
(Service Shares)                                                      (Class F)


Janus Capital Management LLC                                          Massachusetts Financial Services Company
------------------------------------------------------------          -----------------------------------------------

The proposed substitutions and respective advisers and/or sub-advisers for the TRAVELERS LIFE & ANNUITY ACCESS ANNUITY ONLY are:


EXISTING FUND AND CURRENT ADVISER                                      REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)

------------------------------------------------------------          -----------------------------------------------
TEMPLETON GROWTH SECURITIES FUND                             ->       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
(Class 2)                                                             (Class B)

Templeton Global Advisors Limited                                     OppenheimerFunds, Inc.

(Templeton Asset Management Limited)
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LORD ABBETT MID-CAP VALUE PORTFOLIO                          ->       LORD ABBETT MID CAP VALUE PORTFOLIO
(Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
MERCURY GLOBAL ALLOCATION V.I. FUND                          ->       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
(Class III)                                                           (Class B)

Merrill Lynch Investment Management, L.P., doing business             OppenheimerFunds, Inc.
as Mercury Advisors
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA                              ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Service Shares)                                                      (Class B)

OppenheimerFunds, Inc.                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO                      ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
MERCURY VALUE OPPORTUNITIES V.I. FUND                        ->       THIRD AVENUE SMALL CAP VALUE PORTFOLIO
(Class III)                                                           (Class B)

Merrill Lynch Investment Management, L.P., doing business             Third Avenue Management LLC
as Mercury Advisors
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
MUTUAL SHARES SECURITIES FUND                                ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Class 2)                                                             (Class B)

Franklin Mutual Advisers, LLC                                         Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO                        ->       THIRD AVENUE SMALL CAP VALUE PORTFOLIO
(Class B)                                                             (Class B)

Lazard Asset Management LLC                                           Third Avenue Management LLC
------------------------------------------------------------          -----------------------------------------------


The proposed substitutions and respective advisers and/or sub-advisers for the TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY ONLY are:


EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
------------------------------------------------------------          ------------------------------------------------

VAN KAMPEN LIT-EMERGING GROWTH PORTFOLIO                     ->       JANUS AGGRESSIVE GROWTH PORTFOLIO
(Class II)                                                            (Class B)

Van Kampen Asset Management Inc.                                      Janus Capital Management LLC
------------------------------------------------------------          ------------------------------------------------


Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     o You may transfer amounts in your Contract among the variable Subaccounts and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your Contract Value in the Subaccount will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.


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